Related Party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions

18. Related Party Transactions

The Company has various agreements in place with related parties. Below are details of related party transactions that occurred during the years ended December 31, 2013, 2014 and 2015.

Tregaron:

The Company has contracts with Tregaron India Holdings, LLC and its affiliates, including Diya Systems (Mangalore) Private Limited, Glowtouch Technologies Pvt. Ltd. and Touchweb Designs, LLC, (collectively, “Tregaron”), for outsourced services, including email- and chat-based customer and technical support, network monitoring, engineering and development support and web design and web building services. These entities are owned directly or indirectly by family members of the Company’s chief executive officer, who is also a director and stockholder of the Company.

During 2013 the Company expanded the services provided by Tregaron under the agreements to include support of a newly formed entity in India related to our acquisition of HostGator India. The Company inadvertently excluded the support of this Indian entity from its related party disclosures for 2013. The amount previously reported as expense for the Tregaron services for the year ended December 31, 2013 was $7.3 million, which is revised in providing prior period comparative amounts in the footnotes to the consolidated financial statements for the year ended December 31, 2015 to $8.6 million.

In addition, the Company has revised amounts reported in the related party disclosures for the quarterly periods during 2014. The full year amounts for Tregaron for 2014 were correctly reported. The following table includes the revised amounts of related party transactions recorded in the consolidated statements of operations and comprehensive loss for the years ended December 31, 2013, 2014 and 2015 relating to services provided by Tregaron and its affiliates under these agreements:

	For the Year Ended December 31,
	2013	2013	2014	2014
	As Reported	As Revised	As Reported	As Revised	2015
	(in thousands)
Cost of revenue	$5,200	$5,900	$7,400	$7,300	$10,200
Sales and marketing	300	300	600	500	700
Engineering and development	900	1,600	1,700	1,700	1,100
General and administrative	900	800	700	900	300

Total related party transaction expense	$7,300	$8,600	$10,400	$10,400	$12,300

The amounts reflected in the consolidated statement of operations and comprehensive loss, consolidated balance sheet and consolidated statement of cash flows for the Tregaron services for all periods during 2013, 2014 and 2015 were correctly reflected and do not require revision.

As of December 31, 2014, and 2015 approximately $1.4 million and $1.9 million, respectively, was included in accounts payable and accrued expense relating to services provided by Tregaron.

Innovative Business Services, LLC:

The Company also has agreements with Innovative Business Services, LLC, (“IBS”), which provides multi-layered third-party security applications that are sold by the Company. IBS is indirectly majority owned by the Company’s chief executive officer and a director of the Company, each of whom are also stockholders of the Company. During the year ended December 31, 2014, the Company’s principal agreement with this entity was amended which resulted in the accounting treatment of expenses being recorded against revenue.

During 2013 the Company expanded the services provided by IBS under the agreements across all of its entities. The Company inadvertently excluded the expenses related to the expanded relationship with IBS from related party disclosures for 2013 and 2014. For the year ended December 31, 2013, the Company previously reported cost of services related to the IBS services of $3.0 million, which is revised to $3.9 million in providing prior period comparative amounts in the footnote to the consolidated financial statements for the year ended December 31, 2015.

In addition, the Company has revised amounts reported in certain quarterly periods and the annual period during 2014. The following table includes the revised amounts of related party transactions recorded in the consolidated statements of operations and comprehensive loss for the years ended December 31, 2013, 2014 and 2015 relating to services provided by IBS under these agreements:

	For the Year Ended December 31,
	2013	2013	2014	2014
	As Reported	As Revised	As Reported	As Revised	2015
	(in thousands)
Revenue	$—	$(100)	$—	$(400)	$(1,300)
Revenue (contra)	—	—	600	600	7,000

Total related party transaction impact to revenue	$—	$(100)	$600	$200	$5,700

Cost of revenue	3,000	4,000	4,800	4,600	600

Total related party transaction expense, net	$3,000	$3,900	$5,400	$4,800	$6,300

For the year ended December 31, 2014, the Company previously reported net expenses related to the IBS services of $5.4 million, which is revised to $4.8 million, in providing prior period comparative amounts in the footnotes to the consolidated financial statements for the year ended December 31, 2015.

The amounts reflected in the consolidated statement of operations and comprehensive loss, consolidated balance sheet and consolidated statement of cash flows for the IBS services for all periods during 2013 and 2014 were correctly reflected and do not require revision.

As of December 31, 2014 and 2015, approximately $0.2 million and $0.2 million, respectively, was included in prepaid expenses and other current assets relating to the Company’s agreements with IBS.

As of December 31, 2014 and 2015, approximately $0.9 million and $1.1 million, respectively was included in accounts payable and accrued expense relating to the Company’s agreements with IBS.

As of December 31, 2014 and 2015, approximately $0.1 million and $0.3 million, respectively, was included in accounts receivable relating to the Company’s agreements with IBS.

The Company entered into a three-year interest rate cap on December 9, 2015 with a subsidiary of Goldman Sachs. Goldman Sachs is a significant shareholder of the Company. For more detail refer to Note 5 in the consolidated financial statements.